Significant Events in the Reporting Period - Additional Information (Detail) € in Thousands			3 Months Ended
	Mar. 21, 2025 EUR (€)	Feb. 12, 2025 EUR (€)	Mar. 31, 2025 EUR (€) shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 kr / shares	Dec. 31, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Significant Events In The Reporting Period LineItems
Impairment charge			€ 7,500
Nominal value per share | kr / shares					kr 1
Share price | $ / shares				$ 53.15
Equity			€ (189,807)			€ (105,706)	€ (238,179)	€ (145,697)
Share Repuchase Program [member] | American depository shares [member]
Significant Events In The Reporting Period LineItems
Payment for repurchase of shares		€ 18,250
Shares authorized to repurchase | shares			1,726,015
VISEN [member]
Significant Events In The Reporting Period LineItems
Shares agreement description			additionally, certain significant shareholders of VISEN, including the Company, are subject to an additional lock-up obligation during the period commencing on the date that is six months after the IPO and ending on the date that is 12 months after the IPO during which such shareholders may not sell shares of VISEN to an extent that would cause such shareholder to cease being a controlling shareholder of VISEN pursuant to applicable listing rules.
Present ownership percentage	39.20%
Carrying amount of equity method investment			€ 28,400
Non-cash gain recognized	€ 33,600
Equity			€ 260,000